As filed with the United States Securities and Exchange Commission on September 21, 2018

1933 Act File No. 333-36074

1940 Act File No. 811-09913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 99	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 100	☒

AIM COUNSELOR SERIES TRUST

(INVESCO COUNSELOR SERIES TRUST)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000

Houston, TX 77046

(Name and Address of Agent for Service)

Copies to:

Peter A. Davidson, Esquire Invesco Advisers, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Matthew R. DiClemente, Esquire Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	On September 28, 2018, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date), pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Invesco Conservative Municipal Income Fund series of the Registrant (the “Fund”). No information relating to the Registrant’s other series is amended or superseded hereby.

Explanatory Note

Post-Effective Amendment No. 95 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 96 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) (“PEA No. 95”), was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) under the Securities Act on July 10, 2018, EDGAR Accession No. 0001193125-18-215483, relating to the Class A, Class Y, Class R5 and Class R6 shares of Invesco Conservative Municipal Income Fund (the “Fund”).

Pursuant to Rule 485(b)(1)(iii) under the Securities Act, this Post-Effective Amendment No. 99 to the Registrant’s Registration Statement under the Securities Act (Amendment No. 100 under the Investment Company Act) (“PEA No. 99”) is being filed solely for the purpose of designating September 28, 2018, as the new effective date for PEA No. 95.

The Prospectuses and Statement of Additional Information for the Fund’s Class A, Class Y, Class R5 and Class R6 shares and the Part C included in PEA No. 95 are incorporated by reference into this PEA No. 99.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 21st day of September, 2018.

Registrant:	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris (Sheri Morris)	President & Treasurer (Principal Executive Officer)	September 21, 2018

/s/ David C. Arch* (David C. Arch)	Trustee	September 21, 2018

/s/ Bruce L. Crockett* (Bruce L. Crockett)	Chair & Trustee	September 21, 2018

/s/ Jack M. Fields* (Jack M. Fields)	Trustee	September 21, 2018

/s/ Martin L. Flanagan* (Martin L. Flanagan)	Trustee	September 21, 2018

/s/ Cynthia Hostetler* (Cynthia Hostetler)	Trustee	September 21, 2018

/s/ Eli Jones* (Eli Jones)	Trustee	September 21, 2018

/s/ Prema Mathai-Davis* (Prema Mathai-Davis)	Trustee	September 21, 2018

/s/ Teresa M. Ressel* (Teresa M. Ressel)	Trustee	September 21, 2018

/s/ Ann Barnett Stern* (Ann Barnett Stern)	Trustee	September 21, 2018

/s/ Raymond Stickel, Jr.* (Raymond Stickel, Jr.)	Trustee	September 21, 2018

/s/ Philip A. Taylor* (Philip A. Taylor)	Trustee	September 21, 2018

/s/ Robert C. Troccoli* (Robert C. Troccoli)	Trustee	September 21, 2018

/s/ Christopher L. Wilson* (Christopher L. Wilson)	Trustee	September 21, 2018

/s/ Kelli Gallegos (Kelli Gallegos)	Vice President & Assistant Treasurer (Principal Financial Officer)	September 21, 2018

By:	/s/ Sheri Morris
Sheri Morris Attorney-in-Fact

*Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s Post-Effective Amendment No. 92 on May 3, 2018.